EQUITY	0 Months Ended
Mar. 31, 2015
Equity [Abstract]
Equity
NOTE 7 – Equity:

Accumulated other comprehensive loss

The following tables present the changes in the components of accumulated other comprehensive loss for the three months ended March 31, 2015 and 2014:

		Three months ended March 31, 2015
Components of accumulated other comprehensive loss	Description of the reclassification to the statement of income	Other comprehensive income (loss) before reclassifications	Amounts reclassified to the statement of income	Net other comprehensive income (loss) before tax	Corresponding income tax	Net other comprehensive income (loss) after tax

Currency translation adjustment		$(800)	$-	$(800)	$-	$(800)
Unrealized gain (loss) from available-for-sale securities		10	-	10	1	11
Unrealized gain (loss) from derivative financial instruments	Loss on derivative financial instruments***	192	16	208	-	208
Unrealized gain (loss) on defined benefit plans	Loss on defined benefit plans, reclassified to various statement of income items**	-	1	1	2	3
Total accumulated other comprehensive income (loss)		$(598)	$17	$(581)	$3	$(578)

		Three months ended March 31, 2014
Components of accumulated other comprehensive loss	Description of the reclassification to the statement of income	Other comprehensive income (loss) before reclassifications	Amounts reclassified to the statement of income	Net other comprehensive income (loss) before tax	Corresponding income tax	Net other comprehensive income (loss) after tax

Currency translation adjustment	Currency translation adjustment, reclassified to financial expenses - net	$(173)	$ *	$(173)	$ *	$(173)
Unrealized gain (loss) from available-for-sale securities	Gain on marketable securities, reclassified to financial expenses - net	21	(1)	20	1	21
Unrealized gain (loss) from derivative financial instruments	Loss on derivative financial instruments, reclassified to net revenues	(12)	2	(10)	*	(10)
Unrealized gain (loss) on defined benefit plans	Loss on defined benefit plans, reclassified to various statement of income items**	-	*	*	6	6
Total accumulated other comprehensive income (loss)		$(164)	$1	$(163)	$7	$(156)

* Represents an amount of less than $0.5 million.
** Affected cost of sales, research and development expenses, selling and marketing expenses and general and administrative expenses.
*** $26 million loss reclassified to financial expenses - net and $10 million gain reclassified to net revenues.

Share repurchase program

In October 2014, Teva's board of directors authorized the Company to increase its share repurchase program up to $3 billion of its ordinary shares and American Depositary Shares. As of March 31, 2015, $2.1 billion remained available for repurchases. This repurchase authorization has no time limit. Repurchases may be commenced or suspended at any time.

As of March 31, 2015, Teva's balance of treasury shares amounted to 111 million shares compared to 105 million shares as of December 31, 2014.

The following table summarizes the shares repurchased and the amount Teva spent on these repurchases:

	Three months ended March 31,
	2015	2014
	in millions
Amount spent on shares repurchased	$439	$-
Number of shares repurchased	7.7	-